UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22106

Tortoise Power and Energy Infrastructure Fund, Inc.
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

David J. Schulte
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  August 31, 2009

Item 1. Schedule of Investments.

Tortoise Power and Energy Infrastructure Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2009

Corporate Bonds - 41.9% (1)	Principal Amount	Fair Value
Crude/Refined Products Pipelines - 2.1% (1)
United States - 2.1% (1)
Kinder Morgan Finance Co., 5.700%, 01/05/2016	$3,000,000	$2,745,000

Electric/Natural Gas Utility - 16.1% (1)
United States - 16.1% (1)
Ameren Corp., 8.875%, 05/15/2014	2,000,000	2,177,616
CMS Energy Corp., 8.750%, 06/15/2019	500,000	530,548
DTE Energy Co., 6.375%, 04/15/2033	2,340,000	2,054,160
NiSource Finance Corp., 10.750%, 03/15/2016	5,000,000	5,855,900
NRG Energy, Inc., 8.500%, 06/15/2019	5,000,000	4,862,500
NV Energy, Inc., 6.750%, 08/15/2017	5,000,000	4,750,000
Wisconsin Energy Corp., 6.250%, 05/15/2067	875,000	691,250
		20,921,974
Natural Gas/Natural Gas Liquids Pipelines - 17.3% (1)
United States - 17.3% (1)
CenterPoint Energy, Inc., 6.500%, 05/01/2018	5,000,000	4,918,110
El Paso Corp., 12.000%, 12/12/2013	4,000,000	4,540,000
Southern Star Central Corp., 6.750%, 03/01/2016	675,000	631,125
Southern Star Central Gas Pipeline, 6.000%, 06/01/2016 (2)	2,000,000	1,850,000
TransCanada Pipelines Limited, 6.350%, 05/15/2067	6,000,000	5,040,000
Williams Companies, Inc., 8.750%, 03/15/2032	2,000,000	2,249,926
Williams Companies, Inc., 7.625%, 07/15/2019	3,000,000	3,253,800
		22,482,961

Natural Gas Gathering/Processing - 6.4% (1)
United States - 6.4% (1)
DCP Midstream LLC, 9.750%, 03/15/2019 (2)	4,000,000	4,755,396
Targa Resources, Inc., 8.500%, 11/01/2013	4,000,000	3,620,000
		8,375,396

Total Corporate Bonds (Cost $54,826,683)		54,525,331

Master Limited Partnerships and Related Companies - 26.4% (1)	Shares

Crude/Refined Products Pipelines - 14.6% (1)
United States - 14.6% (1)
Buckeye Partners, L.P.	25,300	1,188,594
Enbridge Energy Management, L.L.C.	117,600	4,952,142
Holly Energy Partners, L.P.	20,539	752,344
Kinder Morgan Management, LLC (3)	156,900	7,426,077
Magellan Midstream Partners, L.P.	19,600	710,304
NuStar Energy L.P.	32,600	1,745,730
Plains All American Pipeline, L.P.	16,500	782,760
Sunoco Logistics Partners L.P.	26,481	1,503,591
		19,061,542

Natural Gas/Natural Gas Liquids Pipelines - 6.1% (1)
United States - 6.1% (1)
Boardwalk Pipeline Partners, LP	54,200	1,268,822
El Paso Pipeline Partners, L.P.	35,600	691,352
Energy Transfer Equity, L.P.	37,600	1,011,064
Energy Transfer Partners, L.P.	44,400	1,799,976
Enterprise Products Partners L.P.	33,600	907,200
ONEOK Partners, L.P.	24,157	1,209,299
Spectra Energy Partners, LP	26,960	624,663
Williams Pipeline Partners L.P.	23,645	436,960
		7,949,336

Natural Gas Gathering/Processing - 4.0% (1)
United States - 4.0% (1)
Copano Energy, L.L.C.	24,600	382,038
DCP Midstream Partners, LP	35,900	803,801
Duncan Energy Partners L.P.	96,400	1,749,660
MarkWest Energy Partners, L.P.	36,850	761,321
Targa Resources Partners LP	76,800	1,297,920
Western Gas Partners LP	15,300	257,805
		5,252,545

Propane Distribution - 1.7% (1)
United States - 1.7% (1)
Inergy, L.P.	78,500	2,188,580

Total Master Limited Partnerships and Related Companies (Cost $34,613,982)		34,452,003

Short-Term Investments - 34.7% (1)
United States Investment Companies - 34.7% (1)
Wells Fargo Advantage Heritage Money Market Fund, 0.34% (4)	44,516,319	44,516,319
Fidelity Institutional Government Portfolio - Class I, 0.19% (4)	683,222	683,222
Total Short-Term Investments (Cost $45,199,541)		45,199,541

Total Investments - 103.0% (1) (Cost $134,640,206)		134,176,875

Other Assets and Liabilities - (3.0%) (1)		(3,898,874)

Total Net Assets Applicable to Common Stockholders - 100.0% (1)		$130,278,001

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Restricted securities have been fair valued in accordance with procedures approved by the Board of Directors and have a total fair value of $6,605,396, which represents 5.1% of net assets.
(3) Security distributions are paid-in-kind.
(4) Rate indicated is the current yield as of August 31, 2009.

Various inputs are used in determining the value of the Company’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

On April 9, 2009, the FASB issued FASB Staff Position (FSP) No. FAS 107-1 and APB 28-1, Interim Disclosures About Fair Value of Financial Instruments, which amends FASB Statement No. 107, Disclosures About Fair Value of Financial Instruments (“FSP 107-1”), to require disclosures about fair value of financial instruments for interim financial statements of publicly traded companies as well as in annual financial statements.  FSP 107-1 also amends APB Opinion No. 28, Interim Financial Reporting, to require those disclosures in summarized financial information at interim reporting periods.  FSP 107-1 is effective for interim reporting periods ending after June 15, 2009.

The following table provides the fair value measurements of applicable Company assets and liabilities by level within the fair value hierarchy as of August 31, 2009. These assets are measured on a recurring basis.

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	August 31, 2009	(Level 1)	(Level 2)	(Level 3)
Debt Securities
Corporate Bonds(a)	$ 54,525,331	$ -	$ 54,525,331	$ -
Total Debt Securities	54,525,331	-	54,525,331	-
Equity Securities
Master Limited Partnerships and Related Companies(a)	34,452,003	34,452,003	-	-
Total Equity Securities	34,452,003	34,452,003	-	-
Other
Short-Term Investments(b)	45,199,541	45,199,541	-	-
Total Other	45,199,541	45,199,541	-	-
Total	$ 134,176,875	$ 79,651,544	$ 54,525,331	$ -

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investments are sweep investments for cash balances in the Company at August 31, 2009.

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors.  The table below shows the number of units held, acquisition date, acquisition cost, fair value per unit and percent of net assets which the securities comprise at August 31, 2009.

Company	Principal Amount	Acquisition Date(s)	Acquisition Cost	Fair Value	Fair Value Per Share	Fair Value as Percent of Net Assets
DCP Midstream LLC, 9.750%, 03/15/2019	$4,000,000	08/07/09-08/27/09	$ 4,769,350	$ 4,755,396	N/A	3.7%
Southern Star Central Gas Pipeline, 6.000%, 06/01/2016	$2,000,000	08/24/09	1,970,000	1,850,000	N/A	1.4
			$ 6,739,350	$ 6,605,396		5.1%

At August 31, 2009, the cost basis of investments for federal income tax purposes was $134,615,919. At August 31, 2009, gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

Gross unrealized appreciation	$ 296,561
Gross unrealized depreciation	(735,605)
Net unrealized depreciation	$ (439,044)

Item 2. Controls and Procedures.

(a)
The registrant’s President and Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Power and Energy Infrastructure Fund, Inc.

Date: October 27, 2009	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Power and Energy Infrastructure Fund, Inc.

Date: October 27, 2009	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Tortoise Power and Energy Infrastructure Fund, Inc.

Date: October 27, 2009	By:	/s/ Terry Matlack
Terry Matlack
Chief Financial Officer